N-2	Oct. 30, 2023
Cover [Abstract]
Entity Central Index Key	0000088121
Amendment Flag	false
Securities Act File Number	1-3390
Document Type	8-K
Entity Registrant Name	Seaboard Corporation
Entity Address, Address Line One	9000 West 67th Street
Entity Address, City or Town	Merriam
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66202
City Area Code	913
Local Phone Number	676-8928
Entity Emerging Growth Company	false